Income Tax - Summary of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Taxes [Line Items]
Deferred tax assets	$ 498	$ 373	$ 216
Tax Losses
Disclosure Of Income Taxes [Line Items]
Deferred tax assets	348	31	98
Accrued Liabilities
Disclosure Of Income Taxes [Line Items]
Deferred tax assets	99	318	79
Exchange Differences
Disclosure Of Income Taxes [Line Items]
Deferred tax assets			14
Other
Disclosure Of Income Taxes [Line Items]
Deferred tax assets	$ 51	$ 24	$ 25